Operating Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Operating Lease Liabilities [Abstract]
Schedule of supplemental balance sheet information related to leases
	Location on Face of Balance Sheet	December 31, 2022	December 31, 2021
Operating leases:
Operating lease right of use assets	Operating lease, right-of-use assets	$921	$-

Current operating lease liabilities	Operating lease liabilities - current	$544	$-
Non-current operating lease liabilities	Operating lease liabilities	377	-
Total operating lease liabilities		$921	$-

Weighted average remaining lease term (in years):
Operating leases		-	4.0

Weighted discount rate:
Operating leases		-	4.75%

Schedule of maturities of lease liabilities
	2022	2021
2022	$576	$-
2023	384	-
2024	-	-
2025	-	-
Total	960	-
Less: Amount representing interest	39	-
Present value of future minimum lease payments	921	-
Less: Current obligations	544	-
Long-term obligations	$377	$-